Offerings - Offering: 1	Jan. 23, 2026 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.0001 per share
Amount Registered | shares	29,270,178
Proposed Maximum Offering Price per Unit | $ / shares	2.55
Maximum Aggregate Offering Price	$ 74,638,953.90
Fee Rate	0.01381%
Amount of Registration Fee	$ 10,307.64
Offering Note

(1)	Consists of 29,270,178 shares of Class A common stock registered pursuant to this prospectus supplement to be offered by the selling stockholders named herein. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the shares of Class A common stock being registered hereunder include such unspecified number of shares of Class A common stock as may be issuable with respect to the shares of Class A common stock being registered hereunder as a result of any stock dividend, stock split, recapitalization or similar transaction. Separate consideration may or may not be received for shares of Class A common stock that are issuable upon conversion, exercise, or exchange of other securities.
(2)	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) of the Securities Act, on the basis of the average of the high and low prices for a share of the Registrant’s Class A common stock as reported on the New York Stock Exchange on January 21, 2026, which date is within five business days prior to the filing of this prospectus supplement.
(3)	The Registrant does not have any fee offsets.